Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VALUE SERIES, INC
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	dvsi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Large Cap Value Fund

Deutsche Large Cap Value VIP

The following information replaces "Main investments" and the "Management process" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of each fund's prospectus(es):

Main Investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. These are typically companies with strong fundamentals and histories of consistent dividend growth. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of June 30, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $1.48 billion and $515.59 billion.

Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of net assets in foreign securities.

Management process. Portfolio management employs an investment process that seeks to identify high-quality, undervalued companies with prospects for long-term above-average total return driven by sustainable and growing dividends. Current yield, company fundamentals and macroeconomic views are considered in security selection and sector weighting decisions.

Portfolio management seeks to achieve superior long-term risk-adjusted returns by:

  Identifying high-potential investment candidates through a combination of screening and fundamental research.
  Identifying companies with historical dividend growth and/or current yield above their respective sector medians.
  Analyzing individual company fundamentals and broader market and economic conditions in selecting portfolio holdings and sector weightings.
  Integrating risk management into the stock selection and portfolio construction processes.

Typically, portfolio management expects to invest in 60-80 holdings across multiple sectors and industries.

Portfolio management will typically sell a stock when its fundamentals have changed, the stock's dividend has been cut, other investments offer better opportunities, or in the course of adjusting the fund's emphasis in a given sector or industry.

DEUTSCHE VARIABLE SERIES II | Deutsche Large Cap Value VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvsi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Large Cap Value Fund

Deutsche Large Cap Value VIP

The following information replaces "Main investments" and the "Management process" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of each fund's prospectus(es):

Main Investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. These are typically companies with strong fundamentals and histories of consistent dividend growth. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of June 30, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $1.48 billion and $515.59 billion.

Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of net assets in foreign securities.

Management process. Portfolio management employs an investment process that seeks to identify high-quality, undervalued companies with prospects for long-term above-average total return driven by sustainable and growing dividends. Current yield, company fundamentals and macroeconomic views are considered in security selection and sector weighting decisions.

Portfolio management seeks to achieve superior long-term risk-adjusted returns by:

  Identifying high-potential investment candidates through a combination of screening and fundamental research.
  Identifying companies with historical dividend growth and/or current yield above their respective sector medians.
  Analyzing individual company fundamentals and broader market and economic conditions in selecting portfolio holdings and sector weightings.
  Integrating risk management into the stock selection and portfolio construction processes.

Typically, portfolio management expects to invest in 60-80 holdings across multiple sectors and industries.

Portfolio management will typically sell a stock when its fundamentals have changed, the stock's dividend has been cut, other investments offer better opportunities, or in the course of adjusting the fund's emphasis in a given sector or industry.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main Investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. These are typically companies with strong fundamentals and histories of consistent dividend growth. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of June 30, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $1.48 billion and $515.59 billion.

Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of net assets in foreign securities.

Management process. Portfolio management employs an investment process that seeks to identify high-quality, undervalued companies with prospects for long-term above-average total return driven by sustainable and growing dividends. Current yield, company fundamentals and macroeconomic views are considered in security selection and sector weighting decisions.

Portfolio management seeks to achieve superior long-term risk-adjusted returns by:

  Identifying high-potential investment candidates through a combination of screening and fundamental research.
  Identifying companies with historical dividend growth and/or current yield above their respective sector medians.
  Analyzing individual company fundamentals and broader market and economic conditions in selecting portfolio holdings and sector weightings.
  Integrating risk management into the stock selection and portfolio construction processes.

Typically, portfolio management expects to invest in 60-80 holdings across multiple sectors and industries.

Portfolio management will typically sell a stock when its fundamentals have changed, the stock's dividend has been cut, other investments offer better opportunities, or in the course of adjusting the fund's emphasis in a given sector or industry.

DEUTSCHE VALUE SERIES, INC | Deutsche Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dvsi_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Large Cap Value Fund

Deutsche Large Cap Value VIP

The following information replaces "Main investments" and the "Management process" disclosure contained in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section of each fund's prospectus(es):

Main Investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. These are typically companies with strong fundamentals and histories of consistent dividend growth. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of June 30, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $1.48 billion and $515.59 billion.

Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of net assets in foreign securities.

Management process. Portfolio management employs an investment process that seeks to identify high-quality, undervalued companies with prospects for long-term above-average total return driven by sustainable and growing dividends. Current yield, company fundamentals and macroeconomic views are considered in security selection and sector weighting decisions.

Portfolio management seeks to achieve superior long-term risk-adjusted returns by:

  Identifying high-potential investment candidates through a combination of screening and fundamental research.
  Identifying companies with historical dividend growth and/or current yield above their respective sector medians.
  Analyzing individual company fundamentals and broader market and economic conditions in selecting portfolio holdings and sector weightings.
  Integrating risk management into the stock selection and portfolio construction processes.

Typically, portfolio management expects to invest in 60-80 holdings across multiple sectors and industries.

Portfolio management will typically sell a stock when its fundamentals have changed, the stock's dividend has been cut, other investments offer better opportunities, or in the course of adjusting the fund's emphasis in a given sector or industry.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Main Investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. These are typically companies with strong fundamentals and histories of consistent dividend growth. While the market capitalization range of the Russell 1000® Value Index changes throughout the year, as of June 30, 2016, the market capitalization range of the Russell 1000® Value Index was between approximately $1.48 billion and $515.59 billion.

Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of net assets in foreign securities.

Management process. Portfolio management employs an investment process that seeks to identify high-quality, undervalued companies with prospects for long-term above-average total return driven by sustainable and growing dividends. Current yield, company fundamentals and macroeconomic views are considered in security selection and sector weighting decisions.

Portfolio management seeks to achieve superior long-term risk-adjusted returns by:

  Identifying high-potential investment candidates through a combination of screening and fundamental research.
  Identifying companies with historical dividend growth and/or current yield above their respective sector medians.
  Analyzing individual company fundamentals and broader market and economic conditions in selecting portfolio holdings and sector weightings.
  Integrating risk management into the stock selection and portfolio construction processes.

Typically, portfolio management expects to invest in 60-80 holdings across multiple sectors and industries.

Portfolio management will typically sell a stock when its fundamentals have changed, the stock's dividend has been cut, other investments offer better opportunities, or in the course of adjusting the fund's emphasis in a given sector or industry.